REVENUE - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	$ 460	$ 447	$ 1,354	$ 1,301	$ 1,684	$ 1,636	$ 1,524
Other revenue unrelated to contracts with customers	4	4	13	13	17	16	14
Total revenues	464	451	1,367	1,314	1,701	1,652	1,538
Total revenues	464	451	1,367	1,314
Reductions to revenue related to amounts subject to refund					0	0	(3)
ATSI
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	273	263	792	767	980	964	908
TrAIL
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	66	67	197	205	270	275	275
MAIT
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	121	117	365	331	436	395	340
PATH
Disaggregation of Revenue [Line Items]
Total revenues from contracts with customers	$ 0	$ 0	$ 0	$ (2)	$ (2)	$ 2	$ 1